ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
12.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Category	December 31, 2021	December 31, 2020
Accounts payable	$2,437	$837
Accrued liabilities	2,054	1,176
Total	$4,491	$2,013